Investor A C Institutional And Class R [Member] Expense Example, No Redemption - Investor A C Institutional And Class R - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO - INVESTOR C	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	568
Expense Example, No Redemption, 5 Years	979
Expense Example, No Redemption, 10 Years	$ 1,942